Restructuring	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
2017 Restructuring
During the fourth quarter of 2017, we initiated restructuring initiatives to mitigate the negative impacts stemming from the U.S. tax legislation as further discussed in Note 16. Total pre-tax costs are expected to be between $22.8 million and $24.8 million, of which $13.8 million was incurred in 2017. Future pre-tax costs between $9.0 million to $11.0 million are expected to be incurred in 2018 primarily related to personnel and other costs.
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Consulting Costs	Total
Costs incurred in 2017	$6,174	$4,583	$10,757
Foreign currency translation adjustment	48	2	50
Liability at December 31, 2017	$6,222	$4,585	$10,807

The Personnel Related and Consulting Costs are included within general and administrative, restructuring, integration and other and an additional $3.0 million of inventory write-offs is included in cost of sales in the accompanying consolidated statement of income for the year ended December 31, 2017. The liability of $10.8 million is included in accrued and other current liabilities in the accompanying consolidated balance sheet at December 31, 2017.
2016 Restructuring
During the fourth quarter of 2016, we initiated a series of targeted actions to support faster sales momentum and improve efficiency and accountability. The objective with these actions is to ensure that we grow sustainably and consistently in the coming years. Measures include simplifying our geographic presence with site reductions, focusing resources to shared service centers, and streamlining selected organizational structures. No additional costs will be incurred related to this program. Cumulative costs for this program are as follows:

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Asset Impairments & Disposals	Total
Cost of sales	$1,222	$205	$43	$10,490	$11,960
General and administrative, restructuring, integration and other	17,998	6,960	8,272	22,963	56,193
Other expense, net	—	—	—	10,946	10,946
Total 2016 costs	$19,220	$7,165	$8,315	$44,399	$79,099
Cost of sales	$1,141	$—	$238	$—	$1,379
General and administrative, restructuring, integration and other	$8,399	$350	$9,612	$—	$18,361
Total 2017 costs	$9,540	$350	$9,850	$—	$19,740
Total cumulative costs	$28,760	$7,515	$18,165	$44,399	$98,839

Personnel Related expenses during 2017 and 2016 includes reductions in costs of $0.7 million and $2.0 million, respectively, as a result of forfeitures of share-based compensation in connection with terminations. During the year ended December 31, 2016, Asset Impairments and Disposals include $21.4 million for intangible asset impairments, $10.9 million for fixed asset abandonments, and $1.1 million primarily in connection with the write-off of prepaid contract costs. The total $10.9 million of expense included in other expense, net in the accompanying consolidated statements of income is composed of $8.3 million associated with an impairment of an equity method investment and a disposal of goodwill of $2.6 million.
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Costs incurred in 2016	$21,252	$7,165	$8,315	$36,732
Payments	(2,742)	(601)	(2,391)	(5,734)
Facility deferred rent reclassified to restructuring liability	—	1,326	—	1,326
Foreign currency translation adjustment	(30)	(8)	19	(19)
Liability at December 31, 2016	$18,480	$7,882	$5,943	$32,305
Additional costs in 2017	13,357	1,798	9,883	25,038
Release of excess accrual	(3,083)	(1,448)	(30)	(4,561)
Payments	(25,586)	(7,478)	(14,887)	(47,951)
Facility deferred rent reclassified to restructuring liability	—	241	—	241
Foreign currency translation adjustment	1,126	57	157	1,340
Liability at December 31, 2017	$4,294	$1,052	$1,066	$6,412

At December 31, 2017, $5.6 million of the liability is included in accrued and other current liabilities and $0.8 million is included in other-long term liabilities in the accompanying consolidated balance sheet. At December 31, 2016, $27.6 million of the liability is included in accrued and other current liabilities and $4.7 million is included in other long-term liabilities in the accompanying consolidated balance sheet.
2014 Restructuring
During the fourth quarter of 2014, we recorded restructuring charges in connection with the acquisition of Enzymatics and from the implementation of headcount reductions and facility consolidations to further streamline operations and various measures as part of a commitment to continuous improvement and related to QIAGEN's strategic focus on its five growth drivers. No additional costs were incurred subsequent to 2014 related to this program.
The following table summarizes the components of the restructuring costs.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2014	$6,341	$7,627	$652	$14,620
Payments	(4,789)	(4,199)	(418)	(9,406)
Release of excess accrual	(453)	—	(20)	(473)
Foreign currency translation adjustment	(630)	—	—	(630)
Balance at December 31, 2015	$469	$3,428	$214	$4,111
Payments	(143)	(3,428)	(214)	(3,785)
Release of excess accrual	(325)	—	—	(325)
Foreign currency translation adjustment	(1)	—	—	(1)
Balance at December 31, 2016	$—	$—	$—	$—